SUBSEQUENT EVENTS (Detail Textuals) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions			1 Months Ended			12 Months Ended
	Jan. 28, 2019 USD ($) $ / shares shares	Jan. 28, 2019 ₪ / shares shares	Jan. 16, 2019	May 27, 2018 USD ($)	May 27, 2018 ILS (₪) ₪ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Mar. 06, 2019 shares	Feb. 03, 2019 shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares | $						$ 5,209	$ 998
Securities purchase agreement | 2018 Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Share issued price per share | ₪ / shares					₪ 0.947
Proceeds from issuing shares				$ 6,000	₪ 20.8
Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Threshold period for selling of ordinary shares for company?s directors and executive officers			(i) 180 days following the closing of the U.S. Tranche, (ii) the termination of the securities purchase agreement, or (iii) ten (10) months following the signing (November 15, 2019).
Subsequent Events | ADS
Disclosure of non-adjusting events after reporting period [line items]
Threshold period for additional fund raise after closing of initial public offering of its ADSs	180 days
Subsequent Events | U.S. investor | ADS | 2018 Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								1,170,707
Subsequent Events | Israeli investor | Ordinary shares | 2018 Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued									10,994,185
Subsequent Events | Securities purchase agreement
Disclosure of non-adjusting events after reporting period [line items]
Percentage of common stock share outstanding	13.80%
Proceeds from issuing shares | $	$ 14,700
Subsequent Events | Securities purchase agreement | U.S. investor | ADS
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	1,170,707	1,170,707
Share issued price per share | $ / shares	$ 9.55
Subsequent Events | Securities purchase agreement | Israeli investor | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	10,944,185	10,944,185
Share issued price per share | (per share)	$ 0.32	₪ 1.1693
Subsequent Events | Securities purchase agreement | Investors | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	46,115,395	46,115,395